Form N-1A Cover	Nov. 13, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2026
Prospectus Date	Nov. 14, 2026